Changes in accounting policies and disclosures - Impact of IFRS 9 adoption on assets (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Impact of IFRS 9
Impact of the adoption of IFRS 9	$ (1,818)
IFRS 9 adoption | Trade accounts receivable | Cost/gross carrying amount
Impact of IFRS 9
Impact of the adoption of IFRS 9	(244)
IFRS 9 adoption | Trade accounts receivable | Accumulated impairment
Impact of IFRS 9
Impact of the adoption of IFRS 9	$ (1,574)